33. Operating Costs and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Operating Costs And Expenses Tables
Operating Costs and Expenses
	Operational costs	Selling expenses	General and administrative expenses	Other operating expenses, net	12.31.2017

Electricity purchased for resale (33.1)	(6,165,450)	-	-	-	(6,165,450)
Charge of the main distribution and transmission grid	(712,030)	-	-	-	(712,030)
Personnel and management (33.2)	(984,011)	(20,435)	(338,898)	-	(1,343,344)
Pension and healthcare plans (Note 25.3)	(175,479)	(2,424)	(59,694)	-	(237,597)
Materials and supplies	(71,535)	(968)	(10,621)	-	(83,124)
Materials and supplies for power electricity	(97,360)	-	-	-	(97,360)
Natural gas and supplies for gas business	(309,542)	-	-	-	(309,542)
Third-party services (33.3)	(386,435)	(18,826)	(116,254)	-	(521,515)
Depreciation and amortization	(686,007)	(16)	(32,070)	(13,506)	(731,599)
Estimated losses, provisions and reversals (33.4)	122,782	(90,478)	-	(397,843)	(365,539)
Construction cost (33.5)	(1,003,881)	-	-	-	(1,003,881)
Other operating costs and expenses, net (33.6)	(196,942)	(35,903)	(128,138)	(52,967)	(413,950)
	(10,665,890)	(169,050)	(685,675)	(464,316)	(11,984,931)

	Operational costs	Selling expenses	General and administrative expenses	Other operating expenses, net	12.31.2016

Electricity purchased for resale (33.1)	(4,685,604)	-	-	-	(4,685,604)
Charge of the main distribution and transmission grid	(866,243)	-	-	-	(866,243)
Personnel and management (33.2)	(976,027)	(17,314)	(311,077)	-	(1,304,418)
Pension and healthcare plans (Note 25.3)	(192,880)	(2,616)	(64,271)	-	(259,767)
Materials and supplies	(71,747)	(851)	(8,865)	-	(81,463)
Materials and supplies for power electricity	(33,352)	-	-	-	(33,352)
Natural gas and supplies for gas business	(325,413)	-	-	-	(325,413)
Third-party services (33.3)	(369,442)	(53,659)	(127,392)	-	(550,493)
Depreciation and amortization	(664,470)	(31)	(30,290)	(13,505)	(708,296)
Estimated losses, provisions and reversals (33.4)	(567,112)	(184,610)	-	(16,974)	(768,696)
Construction cost (33.5)	(1,280,745)	-	-	-	(1,280,745)
Other operating costs and expenses, net (33.6)	(201,080)	8,633	(199,250)	(23,159)	(414,856)
	(10,234,115)	(250,448)	(741,145)	(53,638)	(11,279,346)

			General and	Other
	Operational	Selling	administrative	operating
	costs	expenses	expenses	expenses, net	12.31.2015
Electricity purchased for resale (33.1)	(6,032,916)	-	-	-	(6,032,916)
Charge of the main distribution and transmission grid	(919,788)	-	-	-	(919,788)
Personnel and management (33.2)	(863,406)	(15,617)	(289,827)	-	(1,168,850)
Pension and healthcare plans (Note 25.3)	(196,238)	(2,388)	(55,701)	-	(254,327)
Materials and supplies	(66,968)	(748)	(8,986)	-	(76,702)
Materials and supplies for power electricity	(199,323)	-	-	-	(199,323)
Natural gas and supplies for gas business	(1,176,090)	-	-	-	(1,176,090)
Third-party services (33.3)	(365,745)	(41,876)	(111,882)	-	(519,503)
Depreciation and amortization	(600,240)	(35)	(68,558)	(7,639)	(676,472)
Estimated losses, provisions and reversals (33.4)	66,029	(226,837)	-	(50,021)	(210,829)
Construction cost (33.5)	(1,251,004)	-	-	-	(1,251,004)
Other operating costs and expenses, net (33.6)	(193,627)	4,104	(135,652)	(100,959)	(426,134)
	(11,799,316)	(283,397)	(670,606)	(158,619)	(12,911,938)

Electricity Purchased for Resale

	12.31.2017	12.31.2016	12.31.2015
Purchase of Energy in the Regulated Environment - CCEAR	2,693,976	3,219,900	3,812,509
Electric Energy Trade Chamber - CCEE	1,766,091	535,656	982,388
Itaipu Binacional	1,117,957	1,089,804	1,567,844
Bilateral contracts	766,803	20,006	30,557
Program for incentive to alternative energy sources - Proinfa	217,646	242,910	177,946
Micro and mini generators and repurchase of customers	3,892	561	-
(-) PIS/Pasep/Cofins taxes on electricity purchased for resale	(400,915)	(423,233)	(538,328)
	6,165,450	4,685,604	6,032,916

Personnel and Management

	12.31.2017	12.31.2016	12.31.2015
Personnel
Wages and salaries	806,119	801,789	735,072
Social charges on payroll	266,183	257,519	227,667
Meal assistance and education allowance	119,881	109,999	98,367
Provisions for profit sharing (a)	68,817	64,814	78,462
Compensation - Voluntary termination program/retirement	53,468	44,276	5,443
	1,314,468	1,278,397	1,145,011
Management
Wages and salaries	22,895	20,639	19,027
Social charges on payroll	5,635	5,136	4,645
Other expenses	346	246	167
	28,876	26,021	23,839
	1,343,344	1,304,418	1,168,850
(a) According to Federal Law No. 10,101/2000, State Decree No. 1,978/2007 and State Law No. 16,560/2010.

Third-Party Services

	12.31.2017	12.31.2016	12.31.2015
Maintenance of electrical system	135,265	160,720	160,564
Maintenance of facilities	95,176	90,451	85,192
Communication, processing and transmission of data	94,230	61,317	72,042
Meter reading and bill delivery	49,647	49,462	44,399
Consumer service	29,789	21,000	20,478
Consulting and audit	21,589	41,396	19,120
Other services	95,819	126,147	117,708
	521,515	550,493	519,503

Estimated Losses, Provisions and Reversals

	12.31.2017	12.31.2016	12.31.2015
Provision (reversal) for litigations	386,373	(21,408)	48,499
Provision of impairment of assets
Accounts receivable related to the concession compensation (Note 11.1)	(1,117)	75	-
Credits on sales and purchases of gas (Note 12.2)	(123,586)	87,479	-
Property, plant and equipment (Note 19.9)	1,921	494,023	(66,029)
Allowance for doubtful accounts (Client and Other credits)	90,589	179,908	226,838
Tax credits estimated losses	11,470	23,917	1,521
Estimated losses (reversion) in consortiums	(111)	4,702	-
	365,539	768,696	210,829

Construction Cost

	12.31.2017	12.31.2016	12.31.2015
Third party services	437,788	495,309	504,197
Materials and supplies	387,278	588,414	574,132
Personnel	143,266	135,272	100,299
Others	35,549	61,750	72,376
	1,003,881	1,280,745	1,251,004

Other Operating Costs and Expenses

	12.31.2017	12.31.2016	12.31.2015
Financial offset for the use of water resources	110,971	183,014	155,147
Taxes	87,759	29,443	24,237
Losses in the decommissioning and disposal of assets	58,569	43,496	53,266
Compensation	45,712	89,531	50,541
Leasing and rent (33.6.1)	32,037	35,453	33,961
Advertising and publicity	27,768	37,451	25,867
Result of the change in the investment valuation method	-	(52,107)	-
Result of disposal of investment (Note 16.1)	(28,650)	-	-
Other net costs and expenses	79,784	48,575	83,115
	413,950	414,856	426,134

Leasing and Rents

	12.31.2017	12.31.2016	12.31.2015
Real estate	29,749	29,911	27,830
Others	3,588	6,919	7,434
(-) PIS and Cofins credits	(1,300)	(1,377)	(1,303)
	32,037	35,453	33,961

Commitments from non-cancelable leases and rents

	Less than		Over	Total
	1 year	1 to 5 years	5 years	31.12.2017
Rental of wind farm lands	4,600	29,323	183,141	217,064